Derivatives and hedging activities - Fair value - balance sheet related (Details) - CHF (SFr) SFr in Billions	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair value of derivative instruments
Notional amount	SFr 28,048.4	SFr 28,619.5
Positive replacement value (PRV)	173.5	235.1
Negative replacement value (NRV)	SFr 175.3	239.2
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	5 years
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 27,985.2	28,556.2
Positive replacement value (PRV)	173.2	234.0
Negative replacement value (NRV)	175.1	238.2
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	24,144.4	24,666.4
Positive replacement value (PRV)	99.4	137.6
Negative replacement value (NRV)	91.5	130.0
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	8,446.8	8,321.9
Positive replacement value (PRV)	1.5	3.3
Negative replacement value (NRV)	1.5	3.2
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	12,592.3	13,190.0
Positive replacement value (PRV)	67.1	91.0
Negative replacement value (NRV)	61.1	85.5
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,108.8	2,164.4
Positive replacement value (PRV)	30.6	43.1
Negative replacement value (NRV)	28.7	41.1
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	509.4	522.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	487.1	468.0
Positive replacement value (PRV)	0.2	0.2
Negative replacement value (NRV)	0.2	0.2
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	2,435.1	2,469.7
Positive replacement value (PRV)	41.5	61.8
Negative replacement value (NRV)	48.0	71.2
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,352.3	1,211.6
Positive replacement value (PRV)	16.2	19.2
Negative replacement value (NRV)	16.1	20.8
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	649.4	819.4
Positive replacement value (PRV)	19.8	34.5
Negative replacement value (NRV)	26.2	42.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	418.0	416.8
Positive replacement value (PRV)	5.5	8.1
Negative replacement value (NRV)	5.7	8.4
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	10.9	17.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	4.5	4.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	489.3	558.7
Positive replacement value (PRV)	8.1	8.1
Negative replacement value (NRV)	9.0	9.2
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	858.7	796.2
Positive replacement value (PRV)	22.2	24.0
Negative replacement value (NRV)	25.3	25.8
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.9	1.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.2	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	206.6	191.0
Positive replacement value (PRV)	4.7	4.7
Negative replacement value (NRV)	5.8	5.3
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	237.9	206.5
Positive replacement value (PRV)	8.0	7.7
Negative replacement value (NRV)	8.3	7.4
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	47.1	41.5
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	366.2	355.9
Positive replacement value (PRV)	9.5	11.6
Negative replacement value (NRV)	11.0	13.1
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	57.7	65.2
Positive replacement value (PRV)	2.0	2.5
Negative replacement value (NRV)	1.3	2.0
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	6.2	7.2
Positive replacement value (PRV)	0.0	0.1
Negative replacement value (NRV)	0.0	0.2
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	19.3	20.1
Positive replacement value (PRV)	1.8	2.0
Negative replacement value (NRV)	1.2	1.4
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	15.0	20.2
Positive replacement value (PRV)	0.2	0.4
Negative replacement value (NRV)	0.1	0.3
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	15.5	14.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.7	3.4
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.1
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	63.2	63.3
Positive replacement value (PRV)	0.3	1.1
Negative replacement value (NRV)	0.2	1.0
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	47.0	47.5
Positive replacement value (PRV)	0.2	1.0
Negative replacement value (NRV)	0.2	1.0
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	47.0	47.5
Positive replacement value (PRV)	0.2	1.0
Negative replacement value (NRV)	0.2	1.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	16.2	15.8
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	13.1	11.0
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	3.1	4.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank
Fair value of derivative instruments
Notional amount	28,049.5	28,621.2
Positive replacement value (PRV)	173.5	235.1
Negative replacement value (NRV)	SFr 175.4	239.4
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	5 years
Bank | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 27,986.3	28,557.9
Positive replacement value (PRV)	173.2	234.0
Negative replacement value (NRV)	175.2	238.4
Bank | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	24,145.4	24,667.4
Positive replacement value (PRV)	99.4	137.6
Negative replacement value (NRV)	91.6	130.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	8,446.8	8,321.9
Positive replacement value (PRV)	1.5	3.3
Negative replacement value (NRV)	1.5	3.2
Bank | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	12,593.3	13,191.0
Positive replacement value (PRV)	67.1	91.0
Negative replacement value (NRV)	61.2	85.5
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,108.8	2,164.4
Positive replacement value (PRV)	30.6	43.1
Negative replacement value (NRV)	28.7	41.1
Bank | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	509.4	522.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	487.1	468.0
Positive replacement value (PRV)	0.2	0.2
Negative replacement value (NRV)	0.2	0.2
Bank | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	2,435.1	2,469.7
Positive replacement value (PRV)	41.5	61.8
Negative replacement value (NRV)	48.0	71.2
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,352.3	1,211.6
Positive replacement value (PRV)	16.2	19.2
Negative replacement value (NRV)	16.1	20.8
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	649.4	819.4
Positive replacement value (PRV)	19.8	34.5
Negative replacement value (NRV)	26.2	42.0
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	418.0	416.8
Positive replacement value (PRV)	5.5	8.1
Negative replacement value (NRV)	5.7	8.4
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	10.9	17.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	4.5	4.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	489.3	558.7
Positive replacement value (PRV)	8.1	8.1
Negative replacement value (NRV)	9.0	9.2
Bank | Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	858.7	796.9
Positive replacement value (PRV)	22.2	24.0
Negative replacement value (NRV)	25.3	26.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.9	1.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.2	0.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	206.6	191.3
Positive replacement value (PRV)	4.7	4.7
Negative replacement value (NRV)	5.8	5.3
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	237.9	206.9
Positive replacement value (PRV)	8.0	7.7
Negative replacement value (NRV)	8.3	7.6
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	47.1	41.5
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	366.2	355.9
Positive replacement value (PRV)	9.5	11.6
Negative replacement value (NRV)	11.0	13.1
Bank | Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	57.8	65.2
Positive replacement value (PRV)	2.0	2.5
Negative replacement value (NRV)	1.3	2.0
Bank | Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	6.2	7.2
Positive replacement value (PRV)	0.0	0.1
Negative replacement value (NRV)	0.0	0.2
Bank | Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	19.3	20.1
Positive replacement value (PRV)	1.8	2.0
Negative replacement value (NRV)	1.2	1.4
Bank | Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	15.1	20.2
Positive replacement value (PRV)	0.2	0.4
Negative replacement value (NRV)	0.1	0.3
Bank | Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	15.5	14.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.7	3.4
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.1
Bank | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	63.2	63.3
Positive replacement value (PRV)	0.3	1.1
Negative replacement value (NRV)	0.2	1.0
Bank | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	47.0	47.5
Positive replacement value (PRV)	0.2	1.0
Negative replacement value (NRV)	0.2	1.0
Bank | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	47.0	47.5
Positive replacement value (PRV)	0.2	1.0
Negative replacement value (NRV)	0.2	1.0
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	16.2	15.8
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	13.1	11.0
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	3.1	4.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	SFr 0.0	SFr 0.0